Post-Employment Obligations And Compensatory Indemnity - Schedule of Changes in Fair Value of Plan Assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 9,094	R$ 8,947
Ending balance		9,094	R$ 8,947
Pension plans and retirement supplement plans [member]
IfrsStatementLineItems [Line Items]
Beginning balance	9,094	8,947	9,882	R$ 9,198
Return on investments	R$ (919)	1,127	(54)	1,464
Contributions from employer		184	239	313
Benefits paid		(1,164)	(1,120)	(1,093)
Ending balance		R$ 9,094	R$ 8,947	R$ 9,882